INVESTMENT IN AN AFFILIATE	12 Months Ended
Dec. 31, 2013
INVESTMENT IN AN AFFILIATE
INVESTMENT IN AN AFFILIATE

7.              INVESTMENT IN AN AFFILIATE

In November 2012, the Group entered into a subscription and contribution agreement with Giosis Pte. Ltd (“Giosis”) to form a joint venture, Giosis Mecoxlane Ltd. (“Giosis Mecoxlane”), to operate an online marketplace in China on the M18.com website. The capital contributions by Giosis and the Company to Giosis Mecoxlane were $15 million and $5 million in cash, respectively. The Group also contributed certain non-cash assets, including the domain name of M18.com and certain trademarks and intangible assets. Giosis holds 60% and the Company holds 40% of the outstanding equity interests of Giosis Mecoxlane. The Group does not control the board of Giosis Mecoxlane, and does not have the power to direct the entity’s significant operating activities. Therefore, the transaction was accounted for using the equity method. The Group recorded a gain of $6.0 million in connection with the contribution of intangible assets described above to Giosis Mecoxlane for the year end December 31, 2013.

The Group has filed Giosis Mecoxlane’s consolidated financial statements that have been audited by the other auditor as indicated in our annual report on Form 20-F for the year ended December 31, 2013, as the 20% significant subsidiary test was met for the current year in accordance with Rule 3-09 of SEC Regulation S-X.